Investment Objectives and Goals	Jan. 16, 2026
VistaShares TEPRTantrum Contrarian Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares TEPRTantrum Contrarian Select ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares TEPRTantrum Contrarian Select ETF seeks long-term capital appreciation.
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF primarily seeks income
Objective, Secondary [Text Block]	and secondarily, long-term capital appreciation.
VistaShares TPLoeb Event Driven Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares TPLoeb Event Driven Select ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares TPLoeb Event Driven Select ETF seeks long-term capital appreciation.
VistaShares Target 15 TPLoeb Event Driven Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 TPLoeb Event Driven Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 TPLoeb Event Driven Distribution ETF primarily seeks income
Objective, Secondary [Text Block]	and secondarily, long-term capital appreciation.
VistaShares TIGR Cub NextGen Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares TIGR Cub NextGen Select ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares TIGR Cub NextGen Select ETF seeks long-term capital appreciation.
VistaShares Target 15 TIGR Cub NextGen Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 TIGR Cub NextGen Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 TIGR Cub NextGen Distribution ETF primarily seeks income
Objective, Secondary [Text Block]	and secondarily, long-term capital appreciation.
VistaShares LAFFTech Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares LAFFTech Select ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares LAFFTech Select ETF seeks long-term capital appreciation.
VistaShares Target 15 LAFFTech Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VistaShares Target 15 LAFFTech Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 LAFFTech Distribution ETF primarily seeks income
Objective, Secondary [Text Block]	and secondarily, long-term capital appreciation.